Shareholder Fees - ETF - Vanguard Global ex-US Real Estate Index Fund - ETF Shares	Feb. 26, 2021 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none